Critical Accounting Estimates and Judgments - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of changes in accounting estimates [abstract]
Repayable recoverable cash advances percentage	30.00%
Royalty of future sales milestones, percentage	170.00%
Provision for onerous contracts	€ 2.2